SHARE BASED COMPENSATION - Stock options activity (Details)	12 Months Ended
	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Options Outstanding
Granted (in shares)		7,348,000		5,805,000		9,580,000
Cancelled/forfeited/repurchased (in shares)		(1,300,000)		(945,000)		(1,450,000)
Weighted Average Exercise Price
Balance at the end of the period (in dollars per share) | $ / shares	$ 0.0001
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share-based compensation expenses | ¥		¥ 75,736,000		¥ 23,999,000		¥ 14,488,000
Employees, directors and non-employees directors
Options Outstanding
Balance at the beginning of the period (in shares)		29,100,000		24,240,000		16,110,000
Granted (in shares)		6,848,000		5,805,000		9,580,000
Exercised (in shares)		0		0		0
Cancelled/forfeited/repurchased (in shares)		(1,300,000)		(945,000)		(1,450,000)
Balance at the end of the period (in shares)		34,648,000		29,100,000		24,240,000	16,110,000
Vested and expected to vest at the end of the period (in shares)								34,648,000	29,100,000
Exercisable at the end of the period (in shares)								18,300,000	11,670,000
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share) | $ / shares	0.0001		$ 0.0001		$ 0.0001
Granted (in dollars per share) | $ / shares	0.0001		0.0001		0.0001
Cancelled/forfeited/repurchased (in dollars per share) | $ / shares	0.0001		0.0001		0.0001
Balance at the end of the period (in dollars per share) | $ / shares	0.0001		0.0001		$ 0.0001		$ 0.0001
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	0.0001		0.0001
Exercisable at the end of the period (in dollars per share) | $ / shares	0.0001		0.0001
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)		7 years 5 months 9 days		8 years 4 months 28 days		9 years 1 month 10 days	9 years 9 months 22 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life		7 years 5 months 9 days		8 years 4 months 28 days
Exercisable at the end of the period, weighted average remaining contractual life		6 years 7 months 10 days		7 years 11 months 16 days
Aggregate Intrinsic Value | ¥					$ 178,676,000	¥ 178,676,000	$ 30,947,000	¥ 1,573,424,000	¥ 737,880,000
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥								1,573,424,000	737,880,000
Exercisable at the end of the period, Aggregate intrinsic value | ¥								831,040,000	¥ 295,913,000
Weighted-average grant date fair value of options granted (in dollars per share) | (per share)	5.7	¥ 38.1	$ 3.0	¥ 20.7	$ 0.5	¥ 3.3
Total share-based compensation expense recognized for stock options granted | ¥		¥ 73,800,000		¥ 24,000,000		¥ 14,500,000
Unrecognized share-based compensation cost related to non-vested stock options granted | ¥								¥ 327,100,000
Period over which remaining unrecognized stock-based compensation expense is recognized		3 years
Non-employee
Options Outstanding
Granted (in shares)		500,000
Exercised (in shares)		0
Balance at the end of the period (in shares)		500,000
Vested and expected to vest at the end of the period (in shares)								500,000
Weighted Average Exercise Price
Granted (in dollars per share) | $ / shares	0.0001
Balance at the end of the period (in dollars per share) | $ / shares	0.0001
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	0.0001
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)		9 years 6 months 29 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life		9 years 6 months 29 days
Aggregate Intrinsic Value | ¥								¥ 22,706,000
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥								22,706,000
Weighted-average grant date fair value of options granted (in dollars per share) | (per share)	$ 7.4	¥ 49.3
Share-based compensation expenses | ¥		¥ 1,900,000
Unrecognized share-based compensation cost related to non-vested stock options granted | ¥								¥ 20,300,000
Period over which remaining unrecognized stock-based compensation expense is recognized		3 years 7 months 6 days
Non-employee directors
Options Outstanding
Granted (in shares)		50,000		0		0